Organization and principal activities (Narrative) (Details)	0 Months Ended		12 Months Ended							1 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended							0 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended	0 Months Ended
	Aug. 12, 2014 CNY	Jul. 01, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Feb. 23, 2012 USD ($)	Aug. 07, 2014 Private Placement [Member] USD ($)	Apr. 30, 2012 Series A Preferred Stock [Member]	Aug. 07, 2014 American Depositary Shares [Member]	Aug. 07, 2014 Common Class A [Member]	Dec. 31, 2014 Common Class A [Member]	Aug. 07, 2014 Common Class A [Member] Private Placement [Member]	Dec. 31, 2014 Common Class B [Member]	Apr. 19, 2012 Michael Xiangyu Chen [Member] CNY	Feb. 23, 2012 Dream Data Services Limited [Member]	Feb. 23, 2012 Dream Soft Services Limited [Member]	Feb. 23, 2012 Shenzhen Huaxiu Investment Limited [Member]	Apr. 19, 2012 Mr. Chen [Member] USD ($)	May 03, 2012 Mr. Chen [Member]	Feb. 23, 2012 Mr. Chen [Member]	May 03, 2012 Mr. Chen [Member] Jeffrey Lyndon Ko [Member]	Feb. 23, 2012 Mr. Chen [Member] Jeffrey Lyndon Ko [Member]	May 03, 2012 Mr. Li [Member]	Feb. 23, 2012 Mr. Li [Member]	Feb. 23, 2012 Mr. Li [Member] Michael Xiangyu Chen [Member] USD ($)	May 03, 2012 Legend Star [Member]	Feb. 23, 2012 Legend Star [Member]	May 03, 2012 Legend Star [Member] Series A Preferred Stock [Member] CNY	Dec. 31, 2014 VIE 1 [Member]	Apr. 19, 2012 VIE 1 [Member] Mr. Chen [Member]	Dec. 31, 2014 VIE 2 [Member]	Apr. 19, 2012 VIE 2 [Member] Mr. Chen [Member]	Apr. 19, 2012 VIE 2 [Member] Mr. Li [Member]	Apr. 19, 2012 VIE 2 [Member] Legend Star [Member]	Jul. 29, 2013 VIE 2 [Member] Legend Star [Member] Michael Xiangyu Chen [Member]	Dec. 31, 2014 VIE 3 [Member]	Apr. 19, 2012 VIE 3 [Member] Mr. Chen [Member]	Apr. 19, 2012 VIE 3 [Member] Mr. Li [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE																															100.00%	100.00%	100.00%	54.50%	25.50%	20.00%	20.00%	100.00%	88.70%	11.30%
Dividends, Common Stock					29,075,000	300,000														$ 100,000
Authorized share capital of the Company			17,000	107,000	26,000			50,000
Ordinary shares, shares authorized			500,000,000	500,000,000			409,472,700	500,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Ordinary shares, shares issued			173,912,753	173,912,753			41,032,120										39,764,000	2,976,000	11,260,000			36,794,440		2,976,000		17,205,560	5,945,560		13,500,000	13,500,000
Percentage ownership of the company																					63.32%	54.50%	3.20%		16.68%	25.50%		20.00%	20.00%
Value of consideration transferred under agreement																											900,000
Shares issued in period, shares										13,500,000	8,855,000	35,420,000		6,933,333
Sale of stock, price per share									$ 15.00
VIE consideration transferred																6,000,000
Proceeds from issuance of preferred shares																														6,000,000
Share split ratio		10										4
Percentage of net income required to be paid			100.00%	100.00%
Duration of exclusive business cooperation agreement			10 years	10 years
Days of notice required for terminating exclusive business cooperation agreement			30 days	30 days
Purchase price per option				10.00
Term of exclusive option agreement			10 years	10 years
Proceeds from initial public offering	918,039,000		$ 147,961,000	918,039,000
Conversion of preference share upon initial public offerings ("IPO"), shares													45,263,650		45,263,650
Ordinary shares, shares outstanding			173,912,753	173,912,753			41,032,120						92,466,633